Accounts Payable and accrued Expenses Accounts Payable and Accrued Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable	$ 5,581	$ 3,907
Accrued Liabilities	2,681	2,580
Other Accrued Liabilities	3,016	3,600
Accounts Payable and Accrued Liabilities, Current	$ 11,278	$ 10,087